BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2024	2023
	(in thousands)
Inventories:
Raw materials	$840	$124
Work in process	589	85
Finished goods	506	586
Total Inventories	$1,935	$795

Schedule of Prepaid and Other Current Assets

	December 31,	December 31,
	2024	2023
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$355	$212
Advance to suppliers	19	19
Other receivables	606	276
Prepaid and others (2)	3,474	3,248
Total Prepaid and other current assets	$4,454	$3,755

(1)
2024 balance includes $0.3 million prepaid value added tax. 2023 balance includes $0.2 million prepaid value added tax.
(2)
2024 balance includes $2.8 million interest receivable. 2023 balance includes $2.3 million interest receivable.

Schedule of Property, Plant and Equipment, Net

	December 31,	December 31,
	2024	2023
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,504	$1,576
Automobiles	239	246
Computers and software	2,756	2,841
Equipment and furniture	16,302	16,775
Total	20,801	21,438
Less: accumulated depreciation	(20,325)	(20,828)
Total Property, plant and equipment, net	$476	$610

Schedule of Other Current Liabilities

	December 31,	December 31,
	2024	2023
	(in thousands)
Other current liabilities:
Warranty costs	$67	$66
Accrued professional fees	671	715
Accrued other taxes	579	671
Provision for liquidation damages	191	251
Contract deposits	579	592
Others	743	643
Total other current liabilities	$2,830	$2,938

Schedule of Other Long-term Liabilities

	December 31,	December 31,
	2024	2023
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$1,042	$1,021
Total other long-term liabilities	$1,042	$1,021